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                                BINGHAM DANA LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726


                                   May 4, 2000


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:    CitiFunds(SM) Variable Annuity Portfolios
                (File Nos. 811-7893 and 333-15119)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, CitiFunds(SM) Variable Annuity Portfolios, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectuses and Statements of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 7 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 28, 2000, is the most recent amendment to the Trust's registration statement.

         Please call the undersigned at (617) 951-8706 or Mari A. Wilson at
(617) 951-8381, with any questions relating to this filing.

                                                    Sincerely,

                                                    Frans C. Wethly

cc:    Susan LaChance
       Harris Goldblat
       Mari A. Wilson